RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended			12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 27, 2019 USD ($)	Jan. 21, 2019 CAD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Mar. 26, 2019 USD ($)	Mar. 26, 2019 CAD ($)	Feb. 27, 2019 CAD ($)	Jan. 28, 2019 USD ($)	Jan. 28, 2019 CAD ($)	Sep. 27, 2018 USD ($)	Sep. 27, 2018 CAD ($)	Jan. 31, 2018 CAD ($)	Oct. 11, 2017 USD ($)	Oct. 11, 2017 CAD ($)
Subsequent Event [Member]
Related Party Transaction [Line Items]
Description of exchange		Exchange $400,000 in fees for 126,837,838 common shares
Common Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion of note				$ 1,268,274,936
Common Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion of note				$ 276,809,884
Secured Convertible Debenture Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from related party					$ 1,218,620		$ 609,310
Secured debentures due date							Jul. 31, 2018	Jul. 31, 2018
Interest Rate							10.00%	10.00%
Secured debentures issue date							Jan. 31, 2018	Jan. 31, 2018
Description of final installment received							On March 19, 2018, the final instalment of $573,307 (CDN$750,000) was received.	On March 19, 2018, the final instalment of $573,307 (CDN$750,000) was received.
Secured Debentures, conversion							Convert the Secured Debentures and right to receive warrants into 1,268,274,936 common shares.	Convert the Secured Debentures and right to receive warrants into 1,268,274,936 common shares.
CAD | Secured Convertible Debenture Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from related party						$ 1,500,000		$ 750,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					$ 311,967
Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 263,192
Secured debentures due date			May 21, 2020
Interest Rate			20.07%
Promissory Note [Member] | CAD
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																		$ 384,000
Promissory Note [Member] | CAD | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 350,000
Promissory Note [Member] | Demand Non-interest Bearing [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																$ 85,756
Original issue discount																$ 11,110
Promissory Note [Member] | Demand Non-interest Bearing [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount		$ 85,756									$ 98,351			$ 85,756
Original issue discount											$ 23,663			$ 18,841
Promissory Note [Member] | Demand Non-interest Bearing [Member] | Common Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Conversion of note	$ 54,203,662
Promissory Note [Member] | Demand Non-interest Bearing [Member] | CAD
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																	$ 111,110
Promissory Note [Member] | Demand Non-interest Bearing [Member] | CAD | Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount												$ 131,683	$ 111,110		$ 125,000
Original issue discount												$ 31,683			$ 25,000
Companion Healthcare Corporation [Member]
Related Party Transaction [Line Items]
Deposit							$ 135,232
Scott Woodow [Member]
Related Party Transaction [Line Items]
Payment Of Consulting Fees									$ 116,238
Scott Woodow [Member] | CAD
Related Party Transaction [Line Items]
Payment Of Consulting Fees										$ 150,750
Scott Woodow [Member] | Promissory Note [Member] | Demand Non-interest Bearing [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																			$ 80,276
Scott Woodow [Member] | Promissory Note [Member] | Demand Non-interest Bearing [Member] | CAD
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																				$ 100,000
Prateek Dwivedi [Member]
Related Party Transaction [Line Items]
Payment Of Consulting Fees
Payments to employees							300,912		300,717
Bonus payable							$ 150,456
Prateek Dwivedi [Member] | CAD
Related Party Transaction [Line Items]
Payment Of Consulting Fees
Payments to employees								390,000		390,000
Bonus payable								$ 195,000
Beneficial Owner [Member]
Related Party Transaction [Line Items]
Payment Of Consulting Fees									$ 117,839
Beneficial Owner [Member] | CAD
Related Party Transaction [Line Items]
Payment Of Consulting Fees										$ 162,350